Taxation - Disclosure of Reconciliation of Items Affected by Overall Tax Credit (Details) - USD ($) $ in Millions		12 Months Ended				93 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation		$ 7,180	$ (2,295)	$ (9,571)
Tax charge (credit) on profit or loss	[1]	$ 3,712	$ (2,467)	$ (3,171)
Effective tax rate		52.00%	107.00%	33.00%
Tax rate computed at the weighted average statutory rate		44.00%	52.00%	46.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities		(0.07)	0.19	0.03
Adjustments in respect of prior years		0.00%	23.00%	0.00%
Deferred tax not recognized		0.09	(0.27)	(0.14)
Tax incentives for investmentb		(0.06)	0.11	0.04
Gulf of Mexico oil spill non-deductible costs		0.01	(0.04)	(0.03)
Disposal impacts		(0.01)	0.30	0.01
Foreign exchange		(4.00%)	(2.00%)	(8.00%)
Items not deductible for tax purposes		5.00%	(11.00%)	(4.00%)
Impact of US tax reform		12.00%	0.00%	0.00%
Decrease in rate of UK supplementary charge		0.00%	19.00%	10.00%
Other		(1.00%)	(3.00%)	(2.00%)
Supplementary charge tax rate			10.00%	20.00%	32.00%
Gulf of Mexico Oil Spill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation		$ (3,180)	$ (7,134)	$ (11,956)		$ (65,765)
Tax charge (credit) on profit or loss		$ 2,222	(3,105)	(3,492)
Excluding Impacts of Oil Spill and Impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation			2,914	4,031
Tax charge (credit) on profit or loss			$ (117)	$ 945
Effective tax rate			(4.00%)	23.00%
Tax rate computed at the weighted average statutory rate			18.00%	17.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities			(0.15)	(0.07)
Adjustments in respect of prior years			5.00%	1.00%
Deferred tax not recognized			0.26	0.17
Tax incentives for investmentb			(0.09)	(0.10)
Gulf of Mexico oil spill non-deductible costs			0.00	0.00
Disposal impacts			(0.24)	(0.03)
Foreign exchange			1.00%	18.00%
Items not deductible for tax purposes			8.00%	10.00%
Impact of US tax reform			0.00%	0.00%
Decrease in rate of UK supplementary charge			(15.00%)	(23.00%)
Other			1.00%	3.00%
Impacts of Oil Spill and Impairment | Gulf of Mexico Oil Spill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation			$ (5,209)	$ (13,602)
Tax charge (credit) on profit or loss			$ (2,350)	$ (4,116)
Effective tax rate			45.00%	30.00%
Tax rate computed at the weighted average statutory rate			33.00%	38.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities			0.00	0.00
Adjustments in respect of prior years			13.00%	0.00%
Deferred tax not recognized			0.03	(0.05)
Tax incentives for investmentb			0.00	0.00
Gulf of Mexico oil spill non-deductible costs			(0.02)	(0.02)
Disposal impacts			0.00	0.00
Foreign exchange			0.00%	0.00%
Items not deductible for tax purposes			0.00%	0.00%
Impact of US tax reform			0.00%	0.00%
Decrease in rate of UK supplementary charge			0.00%	0.00%
Other			(2.00%)	(1.00%)

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.